TAXES (Tables)	6 Months Ended
Mar. 31, 2026
TAXES
Schedule of components of the income tax provision

	2026	2025
Current tax expense (benefit)
PRC	$299	$—
Hong Kong	—	—
Singapore	—	(25,546)
Japan	—	1
Total	299	$(25,545)

Deferred tax (benefit)
PRC	(145)	340
Hong Kong	(42,850)	(65,648)
Singapore	(18,958)	(350)
Japan	(22,693)	(7,454)
Total	(84,646)	(73,112)

Total income tax benefit	$(84,347)	$(98,657)

Schedule of income/(loss) before provision for income taxes

	2026	2025
PRC	$(1,039,066)	$(971,211)
Hong Kong and other jurisdictions	(5,006,570)	(4,083,089)
Loss before income taxes	$(6,045,636)	$(5,054,300)

Schedule of effective tax rate reconciliation

	2026	2025
Income tax (benefit) at PRC statutory income tax rate	$(1,511,409)	$(1,248,207)
Impact of different tax rates in other jurisdictions	1,124,292	840,758
Effect of preferential tax rate	250,663	259,890
Super deduction of qualified R&D expenditures *	(4,788)	(8,597)
Effect of change in valuation allowance	51,591	50,437
Non-deductible items and other **	5,305	7,062
Income tax benefit	$(84,347)	$(98,657)
*

According to laws and regulations of the State Administration of Tax of the PRC effective October 1, 2022, enterprises engaging in R&D activities may claim an additional tax deduction of 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and other represent excess expenses and losses not deductible for PRC tax purposes.

Schedule of aggregate amount and per share effect of preferential tax rate

	2026	2025
The aggregate amount of PRC preferential tax rate	$250,663	$259,890
The aggregate effect on basic and diluted net loss per share
- Basic and diluted	(0.53)	(0.77)

Schedule of summary of deferred tax assets and liabilities

	March 31,	September 30,
	2026	2025
		audited
Deferred tax assets:
Allowance for credit losses	$105,599	$72,957
Net operating losses	490,637	443,732
Operating lease liabilities	37,052	41,239
Total deferred tax assets	633,288	557,928
Less: Valuation allowance	(324,921)	(264,068)
Total deferred tax assets, net of valuation allowance	308,367	293,860

Deferred tax liabilities:
Effect of other temporary differences	(37,465)	(98,814)
Fair value increment on appraisal	(40,390)	(46,562)
Operating lease right of use assets	(35,944)	(40,090)
Total deferred tax liabilities	(113,799)	(185,466)
Total deferred tax assets, net	$194,568	$108,394

Schedule of movement in valuation allowance

	2026	2025
Beginning balance	$264,068	$215,526
Additions	56,803	56,808
Reversals	(5,220)	(6,379)
Foreign currency translation adjustments	9,270	(7,282)
Ending balance	$324,921	$258,673

Schedule of taxes payable

		September 30,
	March 31, 2026	2025
		audited
PRC	$95,417	$92,062
Hong Kong	198,387	199,894
Singapore	8,429	8,422
Japan	17,632	19,097
Total taxes payable	$319,865	$319,475